Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of borrowing costs [Abstract]
Disclosure of detailed information about borrowings	AngloGold Ashanti’s borrowings are interest bearing.

	As at	As at	As at
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited

Change in liabilities arising from financing activities:

Reconciliation of borrowings (excluding lease liabilities)
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:

Opening balance	1,909	1,931	1,931
Proceeds from borrowings	202	7	822
Repayment of borrowings	(96)	(7)	(820)
Finance costs paid on borrowings	(43)	(53)	(115)
Interest charged to the income statement	48	51	106
Other borrowing cost	—	—	(11)
Deferred loan fees	(9)	—	(4)
Translation	(6)	—	—
Closing balance	2,005	1,929	1,909

Reconciliation of finance costs paid (excluding lease finance costs)
A reconciliation of the finance costs paid included in the statement of cash flows is set out in the following table:

Finance costs paid on borrowings	43	53	115
Capitalised finance cost	(1)	(9)	(14)
Commitment fees, environmental guarantees fees and other	7	5	10
Total finance costs paid	49	49	111

US Dollar million	Carrying value at 30 June 2022	Repayable within one year	Repayable within one to two years
Geita RCF ($150m) (1)	63	—	—

(1) The Geita RCF consists of a Tanzanian shilling component which is capped at the equivalent of US$87m and this component bears interest at 12.5%. The remaining component currently bears interest at LIBOR plus 6.7%. The Geita RCF was fully drawn at 30 June 2022. The Geita RCF matures either in August 2024 or December 2024 depending on the fulfilment of certain conditions in the facility agreement.

Reconciliation of lease labilities

Reconciliation of lease liabilities
Opening balance	185	153	153
Lease liabilities recognised	75	54	103
Repayment of lease liabilities	(40)	(30)	(63)
Finance costs paid on lease liabilities	(5)	(5)	(9)
Interest charged to the income statement	5	5	9
Change in estimate	(3)	—	—
Translation	(3)	(1)	(8)
Closing balance	214	176	185